Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Intangible Assets Net Excluding Goodwill Abstract
Acquired Intangible Assets, Net
11.	ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2018 and 2019 were as follows:

	December, 31
	2018				2019
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
PIBA license	111,070	(25,916)	—	85,154	111,715	(37,238)	—	74,477
	111,070	(25,916)	—	85,154	111,715	(37,238)	—	74,477

Amortization expenses for the years ended December 31, 2017, 2018 and 2019 were $11,165, $11,112 and $11,119, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $11,172, $11,172, $11,172, $11,172 and $29,789 for 2020, 2021, 2022, 2023, 2024 and thereafter, respectively.

  During 2017, the Company recorded an impairment loss on its intangible assets in the amount of $291,817 associated with the acquired commodities trading right. The Company recorded no impairment loss on its intangible assets associated with the acquired commodities trading right in 2018 and 2019.